MORGAN STANLEY CALIFORNIA TAX-FREE DAILY INCOME TRUST

522 Fifth Avenue

New York, New York 10036

VIA EDGAR

June 28, 2016

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:                             Morgan Stanley California Tax-Free Daily Income Trust

File Nos. 33-21803; 811-5554

Ladies and Gentlemen:

On behalf of Morgan Stanley California Tax-Free Daily Income Trust (“Registrant”) and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), I hereby certify that (i) the prospectus and statement of additional information contained in Post-Effective Amendment No. 40 to Registrant’s Registration Statement on Form N-1A, filed on June 24, 2016, constituting the most recent amendment to this Registration Statement (the “Amendment”), that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from those contained in the Amendment, and (ii) the text of the Amendment was filed electronically with the Securities and Exchange Commission on June 24, 2016, accession number 0001104659-16-129303.

If you have any questions, please feel free to contact me at 212.296.6982 (tel) or 212.404-4691 (fax).

Very truly yours,

/s/ Edward J. Meehan, Jr.
Edward J. Meehan, Jr.
Assistant Secretary

Enclosures

cc:  Joseph C. Benedetti, Esq.